Royalties receivable	12 Months Ended
Dec. 31, 2022
Royalties receivable [Abstract]
Royalties receivable
December 31 December 31
2022 2021
$ $
Opening balance 1,258,654 1,060,000
Accretion interest 118,290 132,809
Royalties recognized during the year 450,000 450,000
Discounting (169,158) (134,155)
Amounts received during the year (250,000) (250,000)
Balance at end of the year 1,407,786 1,258,654
Current portion 455,556 311,111
Non-current portion 952,230 947,543
1,407,786 1,258,654
13.

Royalties receivable
The Company

sold intellectual

property to

HPQ Silicon

Inc. (“HPQ”)

in 2016

(“HPQ 2016

contract”) and

its wholly

owned
subsidiary,

HPQ Nano

Silicon Powders

Inc. in

2020 (“HPQ

Nano contract”),

and HPQ

Silica Polvere

Inc. (“HPQ

Polvere
contract”) in 2021. The

terms of those

sales contracts include,

in addition to the

purchase price amounts

already received
of $ 1,000,000

in 2016 and $
2,400,000

in 2020 and $
3,300,000

in 2021, respectively, the following variable consideration in the form of royalty payments:
HPQ 2016 contract:
Royalties

are
10
%

of

net

sales,

with

minimum

payments

of

$
200,000

in

2021

and

$
250,000

in

2022

and

every year
thereafter.

Payment is

due no later

than 30 days

after the year

end of HPQ

Silicon Inc. An

amount of

$
250,000

has been
received under this agreement in 2022 ($ 200,000

was received in 2021).
HPQ Nano contract:
Royalties

are
10
% of

net

sales,

with

minimum

payments

of

$
50,000

in

2021,

$
100,000

in

2022,

$
150,000

in

2023,

and
$ 200,000

in 2024 and

every year thereafter. Payments are due

no later than

10 days after

the year end of

HPQ Nano Silicon
Powders Inc. An amount of $ Nil

has been received under this agreement in 2022

($
50,000

was received in 2021).
HPQ Polvere contract:
Royalties

are
10
%

of

net

sales

with

minimum

payments

of

$
50,000

in

2023,

$
100,000

in

2024,

$
150,000

in

2025

and
$ 200,000

in 2026

and every

year thereafter.

Royalty payments

are limited

to the

total net

sales for

the period.

Payments
are due no later than 10 days after the year end of HPQ

Silica Polvere Inc.
During the

year ended

December 31, 2022,

the Company

recognized an

additional $
250,000

and $
200,000

for the

HPQ
2016 contract

and

HPQ

Nano

contracts,

respectively,

of

royalties

receivable,

which

have

been

discounted

using
12.5%
discount rate.
During the

year ended

December 31, 2021,

the Company

recognized an

additional $
250,000

and $
200,000

for the

HPQ
2016 contract

and

HPQ

Nano

contracts,

respectively,

of

royalties

receivable,

which

have

been

discounted

using
12.5%
discount rate.
The Company

only recognizes

variable consideration,

including minimum

royalties, arising

from these

agreements in

the
period(s)

when

it

is

highly

probable

that

a

reversal

will

not

occur

when

the

uncertainty

associated

with

the

variable
consideration

is

subsequently

resolved.

Minimum

royalties

are

recognized

for

the

period

the

Company

evaluates

the
collectability of the minimum royalties is probable, which

the Company has estimated over four years.
The HPQ Nano contract

and the HPQ Polvere

contract each provide

the Company with the

option to convert, at

any time,
the future

royalties

that would

be owed

to it

into a
50
% equity

stake

in HPQ

Nano

Silicon

Powders Inc.

and HPQ

Silica
Polvere

Inc., respectively.

Each option

is considered

an embedded

derivative

that

is initially

measured

at

fair

value

and
subsequently remeasured

at fair value at

each reporting period.

The Company determined

that the embedded

derivatives
had a fair value of $ Nil

at the inception of the contracts and $
Nil

at each of the reporting dates.